Note 6 - Term Loans, Revolving Line of Credit and Warrants (Details Textual) - USD ($)			3 Months Ended		9 Months Ended	11 Months Ended	12 Months Ended
	Mar. 26, 2018	Apr. 27, 2017	Jun. 30, 2018	Jun. 24, 2017	Mar. 25, 2018	Mar. 31, 2018	Mar. 31, 2018	Mar. 25, 2017	Jan. 19, 2016	Mar. 14, 2014	Mar. 13, 2014
Amortization of Debt Discount (Premium)			$ 50,000	$ 22,000				$ 22,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 1.15
Fair Value Adjustment of Warrants							(172,000)	$ (131,000)
PFG Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	260,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.25				$ 1.42
Class of Warrant or Right, Extension of Exercise Period	1 year
Fair Value Adjustment of Warrants	$ 43,700
PFG Loan [Member]
Debt Instrument, Face Amount		$ 1,500,000									$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage	16.00%	16.00%								9.75%
Debt Instrument, Cash Interest Rate		9.50%
Debt Instrument, Deferred Interest Rate		6.50%
Debt Instrument, Maximum Fee Amount to be Paid upon Maturity		$ 100,000
Debt Instrument, Fee Amount		76,000
Debt Instrument, Remaining Fee Amount		24,000
Debt Instrument, Remaining Fee Amount, Per Month		$ 1,000
Number of New Shares to be Issued, Maximum		250,000
Stock Issued During Period, Shares, New Issues		190,000
Number of New Shares to be Issued, Remaining		60,000
Number of New Shares to be Issued, Remaining, Per Month		2,500
Long-term Debt, Total		$ 1,576,000
Debt Instrument, Unamortized Discount, Total		$ 326,000
Amortization of Debt Discount (Premium)							$ 127,000
Stock Issued During Period, Shares, Loan Agreement			375,000			367,500
Debt Instrument, Interest Rate During Period					22.00%
Debt Instrument, Amount of Indebtedness Restructured	$ 1,700,000
Debt Instrument, Modification Agreement, Conditions, Gross Proceeds from Sale of Convertible Preferred Stock	$ 1,000,000